EQUITY EQUITY (Tables)	6 Months Ended
Jun. 30, 2021
Equity [abstract]
Disclosure of classes of share capital [text block]
Our company’s equity is comprised of the following shares:

	Class C shares
	Shares outstanding (Shares)	Share capital (US$ Millions)
Balance at January 1, 2020	—	$—
Share issuance	1,402,451	53
Balance at December 31, 2020 and June 30, 2021	1,402,451	$53